INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of Income tax asset and liability, net

	As of December 31,
	2024	2023
Núcleo	2,517	2,748
NYSSA	470	322
Adesol	320	226
Opalker	28	22
TSMA	1,182	—
Telecom USA	33	—
Inter Radios	10	—
Pem	—	83
	(*) 4,560	3,401
(*)

Includes $ (2,716) million corresponding to the currency translation adjustments on initial balances of foreign subsidiaries, RECPAM and to compensation made with tax credits. It also includes $347 million added to the acquisition of TSMA during 2024.

Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

		As of December 31,
		2024	2023
Tax carryforward		(41,560)	(1,076,552)
Allowance for doubtful accounts		(31,056)	(36,547)
Legal Claims and contingent liabilities		(8,942)	(15,931)
PP&E, intangible assets and right of use assets		1,295,762	1,355,663
Cash dividends from foreign companies		19,746	29,685
Income tax inflation adjustment effect		146,281	720,075
Other deferred tax liabilities (assets), net		(1,596)	(345)
Total deferred tax liabilities, net		1,378,635	976,048
Actions for recourse tax receivable		(888)	(1,934)
Total deferred tax liability, net	(*)	1,377,747	974,114

Net deferred tax assets		(32,990)	(30,085)
Net deferred tax liabilities		1,410,737	1,004,199
(*)	Includes $5,851 million of currency translation adjustments on foreign subsidiaries’ initial balances and $1,155 million of deferred tax liabilities from the acquisitions of TSMA and Manda.

Schedule of maturities of estimated tax carryforward

		Tax carryforward
	Tax carryforward	amount as of	Tax carryforward
Company	generation year	12.31.2024	expiration year
Telecom	2023	45,674	2028
Micro Sistemas	2021	240	2026
Micro Sistemas	2022	3,424	2027
Micro Sistemas	2023	17,646	2028
Micro Sistemas	2024	51,131	2029
Ubiquo	2022	242	No deadline
Ubiquo	2023	57	No deadline
Pem	2024	29	2029
Manda	2023	393	2028
AVC	2021	3	2026
AVC	2022	37	2027
AVC	2023	130	2028
AVC	2024	71	2029
Cable Imagen	2021	6	2026
Cable Imagen	2022	16	2027
Cable Imagen	2023	50	2028
Cable Imagen	2024	31	2029
		119,180

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2024	2023	2022

	Profit (loss)
Income (loss) before income tax expense	1,442,406	(1,280,328)	(1,574,245)
Non-taxable items – Earnings from associates and joint ventures	11,474	4,111	(5,553)
Non-taxable items – Impairment of Goodwill charges	—	—	1,654,398
Non-taxable items – Other	(1,881)	2,829	10,390
Restatement in current currency of Equity, Goodwill and others	1,021,881	2,213,212	1,697,535
Subtotal	2,473,880	939,824	1,782,525
Effective income tax rate	34.31%	33.65%	34.41%
Income tax expense at statutory tax rate of each subsidiary	(848,877)	(316,213)	(613,414)
Deferred tax liability restatement in current currency and others	1,338,851	2,013,061	1,468,317
Income tax inflation adjustment	(893,014)	(935,869)	(668,029)
Actions for recourse	—	—	(7)
Income tax on cash dividends of foreign companies	(6,114)	(24,378)	(7,134)
Income tax benefit (expense) (*)	(409,154)	736,601	179,733

Current tax	(10,904)	(6,313)	118,816
Deferred tax	(398,250)	742,914	60,917
Income tax benefit (expense)	(409,154)	736,601	179,733
(*)	In 2024 and 2023 includes $ 2,711 million and $(1,243) million, respectively, corresponding to the adjustment made in the Income tax affidavit of 2023 and 2022, respectively